Debt	9 Months Ended
Sep. 30, 2021
Text block [abstract]
Debt
NOTE 16. DEBT
The Federal Income Law applicable to PEMEX as of January 1, 2021, published in the Official Gazette of the Federation on November 25, 2020, authorized Petróleos Mexicanos and its Subsidiary Entities to incur a domestic net debt up to Ps. 22,000,000 and an external net debt up to U.S. $1,000,000. PEMEX can incur additional domestic or external debt, as long as the total amount of net debt (Ps. 42,000,000, equivalent to U.S. $2,100,000) does not exceed the ceiling established by the Federal Income Law.
The Board of Directors approves the terms and conditions for the incurrence of obligations that constitute public debt of Petróleos Mexicanos for each fiscal year, in accordance with the Petróleos Mexicanos Law and the
Reglamento de la Ley de Petróleos Mexicanos
(Regulations to the Petróleos Mexicanos Law). The terms and conditions are promulgated in accordance with the guidelines approved by the SHCP for Petróleos Mexicanos for the respective fiscal year.
During the period from January 1 to September 30, 2021, PEMEX participated in the following financing activities:

•
On January 22, 2021, Petróleos Mexicanos issued Ps. 2,500,000 of promissory notes due July 2021, at a rate linked to the six-month
Tasa de Interés Interbancaria de Equilibrio (“TIIE”) plus 240 basis points.

•	On January 22, 2021, Petróleos Mexicanos issued Ps. 4,000,000 of promissory notes due July 2021, at a rate linked to the six-month TIIE plus 248 basis points.

•
On January 22, 2021, Petróleos Mexicanos entered into a credit agreement guaranteed by an export credit agency for a line of credit in the amount of U.S.$152,237 due January 2031, at a rate linked to the one-year
London Inter Bank Offered Rate (LIBOR) plus 138 basis points.

•
On March 23, 2021, Petróleos Mexicanos renewed a promissory note for Ps. 2,000,000 at a rate linked to the six-month
TIIE plus 238 basis points. Petróleos Mexicanos entered into the original promissory note in January 2021 for a term for 60 days, and the renewal was for a further term of 90 days

•	On April 13, 2021, Petróleos Mexicanos issued Ps. 1,500,000 promissory notes due in July 2021, at a rate linked to the 91 day TIIE plus 215 basis points.

•
On April 22, 2021, Petróleos Mexicanos renewed Ps. 4,000,000 promissory notes due in October 2021, at a rate linked to the 182 day TIIE plus 248 basis points. The original maturity of the promissory notes was July 2021.

•
On May 10, 2021, Petróleos Mexicanos entered into a U.S. $400,000 term loan in two tranches, one of U.S. $65,000 and the second of U.S. $335,000, both due March 2031. Both tranches bear interest at a floating rate linked to six-month
LIBOR plus 48 basis points.

•
On May 21, 2021, Petróleos Mexicanos renewed and restructured a term loan for U.S. $ 300,000 which bears interest at a floating rate linked to LIBOR plus a variable margin between 170 and 345 basis points determined by Petróleos Mexicanos’ long-term currency denominated debt ratings issued by S&P, Fitch and Moody’s.

•
On June 21, 2021, Petróleos Mexicanos renewed a promissory note entered into in March 2021 for Ps. 2,000,000 and an original term of 90 days. This renewal was carried out for a term of 180 days at a rate linked to TIIE plus 260 basis points.

•	On July 8, 2021, Petróleos Mexicanos entered into a U.S. $300,000 term loan due July 2024, which bears interest at a floating rate linked to LIBOR plus 320 basis points.

•
On July 12, 2021, Petróleos Mexicanos renewed a promissory note entered into in April 2021 for Ps. 1,500,000 and an original term of 90 days. This renewal was carried out for a term of 170 days at a rate linked to TIIE plus 240 basis points.

•
On July 16, 2021, Petróleos Mexicanos entered into a U.S. $750,000 term loan due January 2023, which bears interest at a floating rate linked to LIBOR plus a variable margin between 170 and 345 basis points determined by Petróleos Mexicanos long-term currency denominated debt ratings issued by S&P, Fitch and Moody’s.

•
On July 21, 2021, Petróleos Mexicanos renewed a promissory note entered into in
January 2021
for Ps. 4,000,000 and an original term of 180 days. This renewal was carried out for Ps. 3,000,000 and a term of 120 days at a rate linked to TIIE plus 257.5 basis points.

•
On July 21, 2021, Petróleos Mexicanos renewed a promissory note entered into in January 2021 for Ps. 2,500,000 and an original term of 180 days. This renewal was carried out for Ps. 3,500,000 and a term of 161 days at a rate linked to TIIE plus 240 basis points.

•	On September 13, 2021, Petróleos Mexicanos entered into a U.S. $500,000 term loan due December 2021, which bears interest at a floating rate linked to LIBOR plus 200 basis points.

•
On September 21, 2021, Petróleos Mexicanos entered into a U.S. $300,000 promissory notes in three tranches due December 2021. These tranches bear interest at a floating rate linked to LIBOR plus 200 to 245 basis points.

All of the debt securities listed above are jointly and severally guaranteed by Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics and their respective successors and assignees.
As of September 30, 2021, Petróleos Mexicanos and PMI Trading had U.S. $7,700,000 and Ps. 37,000,000 in available credit lines in order to provide liquidity, of which only U.S. $301,000 are available.
All of the financing activities mentioned above were guaranteed by Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics and their respective successors and assignees.
From January 1 to September 30, 2021, PMI Trading obtained U.S. $32,939,622 from its revolving credit line and repaid U.S. $32,954,130. As of December 31, 2020, the outstanding amount under this revolving credit line was U.S. $2,387,065. As of September 30, 2021, the outstanding amount under this revolving credit line was U.S. $2,372,557.
The following table presents the roll-forward of total debt of PEMEX for the nine-month periods ended September 30, 2021 and 2020, and for the year ended December 31, 2020, which includes short and long-term debt:

	September 30, 2021		December 31, 2020 (i)		September 30, 2020 (i)
Changes in total debt:
At the beginning of the period	Ps.	2,258,727,317	Ps.	1,983,174,088	1,983,174,088
Loans obtained - financing institutions		1,058,854,764		1,292,197,518	940,509,304
Debt payments		(1,027,818,098)		(1,151,962,147)	(797,661,890)
Accrued interest (ii)(iii)		109,254,054		144,207,950	112,152,039
Interest paid		(123,430,793)		(130,989,150)	(115,990,121)
Foreign exchange		19,895,393		122,099,058	353,932,098

At the end of the period	Ps.	2,295,482,637	Ps.	2,258,727,317	2,476,115,518

(i)	These amounts include accounts payable by Financed Public Works Contracts (“FPWC”) (formerly known as Multiple Services Contracts), which do not generate cash flows.
(ii)	As of September 30, 2021, includes amortized cost of Ps. 90,761 consisting of Ps. 428,452 of expenses and discounts related to issuance of debt and Ps. (337,691) of fees to the issuance of debt.
(iii)	As of December 31, 2020, includes amortized cost of Ps. 1,555,266 consisting of Ps. 1,868,501 of expenses and discounts related to issuance of debt and Ps. (313,275) of fees to the issuance of debt.
As of September 30, 2021 and December 31, 2020, PEMEX used the following exchange rates to translate the outstanding balances in foreign currencies to pesos in the statement of financial position:

	September 30, 2021	December 31, 2020

	(in pesos)
U.S. dollar	20.3060	19.9487
Japanese yen	0.1821	0.1933
Pounds sterling	27.4780	27.2579
Euro	23.7174	24.4052
Swiss francs	21.8492	22.5720